Lease - Schedule of Future Minimum Payments Under the Group’s Operating Leases (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Future Minimum Payments Under the Group’s Operating Leases [Abstract]
2025	$ 385,321
2026	385,321
2027	425,604
Thereafter	257,464
Total lease payments	1,453,710
Less: imputed interest	(99,928)
Present value of operating lease liabilities	$ 1,353,782	$ 525,264